Consolidated Shareholders' Equity - Additional Information (Details) - EUR (€)			6 Months Ended
	May 03, 2022	Apr. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 29, 2022	Feb. 03, 2022	Dec. 31, 2021	Jun. 25, 2021	Feb. 04, 2021
Disclosure of classes of share capital [Line Items]
Share capital			€ 2,530,863,934
Number of shares (in shares)			1,265,431,967
Par value per share (in euros per share)			€ 2
Number of stock option not taken for computing diluted earning per share (in shares)				600,000			600,000
Employees share ownership plan
Disclosure of classes of share capital [Line Items]
Subscription price (in euros per share)						€ 80.21			€ 69.38
Number of shares subscribed (in shares)					1,909,008			2,438,590
Number of shares issued immediately for employer's contribution (in shares)					118,049			124,112
Expense recognized			€ 39,000,000	€ 51,000,000
Share Repurchase 2021 Program
Disclosure of classes of share capital [Line Items]
Period of share repurchase program		18 months
Number of shares repurchased (in shares)				3,976,992
Amount of shares repurchased				€ 360,000,000
Share Repurchase 2022 Program
Disclosure of classes of share capital [Line Items]
Period of share repurchase program	18 months
Share capital | Sanofi
Disclosure of classes of share capital [Line Items]
Capital increase by exercise of stock subscription options (in shares)			371,285
Capital increase by issuance of restricted shares (in shares)			1,499,987